                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2010

                                                                      (Form N-Q)

                                             (c)2010, USAA. All rights reserved.
88215-0510

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (29.1%)
   99,637    USAA Aggressive Growth Fund                                $  2,949
  163,700    USAA Emerging Markets Fund                                    3,125
  368,259    USAA Growth Fund                                              4,879
  347,982    USAA Income Stock Fund                                        3,911
  359,044    USAA International Fund                                       8,082
   56,094    USAA Precious Metals and Minerals Fund                        1,891
  222,846    USAA S&P 500 Index Fund                                       3,909
  247,485    USAA Small Cap Stock Fund*                                    2,920
  310,616    USAA Value Fund                                               3,905
                                                                        --------
             Total Equity Mutual Funds (cost: $29,043)                    35,571
                                                                        --------
             FIXED-INCOME MUTUAL FUNDS (69.0%)
2,682,789    USAA Income Fund                                             33,562
2,553,561    USAA Intermediate-Term Bond Fund                             25,408
2,763,701    USAA Short-Term Bond Fund                                    25,205
                                                                        --------
             Total Fixed-income Mutual Funds (cost: $79,426)              84,175
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
2,183,572    State Street Institutional Liquid Reserve Fund, 0.13%(a)
                (cost: $2,183)                                             2,184
                                                                        --------

             TOTAL INVESTMENTS (COST: $110,652)                         $121,930
                                                                        ========

($ IN 000s)                                  VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS        INPUTS        TOTAL
--------------------------------------------------------------------------------

EQUITY MUTUAL FUNDS         $      35,571   $        --   $         --   $35,571
FIXED-INCOME MUTUAL FUNDS          84,175            --             --    84,175
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                2,184            --             --     2,184
--------------------------------------------------------------------------------
Total                       $     121,930   $        --   $         --  $121,930
--------------------------------------------------------------------------------

================================================================================

1  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (39.1%)
  254,363    USAA Aggressive Growth Fund                                $  7,529
  417,920    USAA Emerging Markets Fund                                    7,978
  940,144    USAA Growth Fund                                             12,457
  888,393    USAA Income Stock Fund                                        9,985
  916,557    USAA International Fund                                      20,632
  143,193    USAA Precious Metals and Minerals Fund                        4,827
  568,904    USAA S&P 500 Index Fund                                       9,979
  631,562    USAA Small Cap Stock Fund*                                    7,452
  792,968    USAA Value Fund                                               9,968
                                                                        --------
             Total Equity Mutual Funds (cost: $71,727)                    90,807
                                                                        --------
             FIXED-INCOME MUTUAL FUNDS (58.8%)
2,863,297    USAA High-Yield Opportunities Fund                           23,164
3,619,441    USAA Income Fund                                             45,279
3,436,188    USAA Intermediate-Term Bond Fund                             34,190
3,725,764    USAA Short-Term Bond Fund                                    33,979
                                                                        --------
             Total Fixed-income Mutual Funds (cost: $125,110)            136,612
                                                                        --------
             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUNDS (2.0%)
4,631,814    State Street Institutional Liquid Reserve Fund, 0.13%(a)
                (cost: $4,632)                                             4,632
                                                                        --------

             TOTAL INVESTMENTS (COST: $201,469)                         $232,051
                                                                        ========

($ IN 000s)                                 VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS        INPUTS       TOTAL
--------------------------------------------------------------------------------

EQUITY MUTUAL FUNDS         $      90,807   $        --   $         --  $ 90,807
FIXED-INCOME MUTUAL FUNDS         136,612            --             --   136,612
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                4,632            --             --     4,632
--------------------------------------------------------------------------------
Total                       $     232,051   $        --   $         --  $232,051
--------------------------------------------------------------------------------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (59.3%)
  558,750    USAA Aggressive Growth Fund                                $ 16,539
  917,909    USAA Emerging Markets Fund                                   17,523
2,065,350    USAA Growth Fund                                             27,366
1,951,705    USAA Income Stock Fund                                       21,937
2,012,965    USAA International Fund                                      45,312
  314,416    USAA Precious Metals and Minerals Fund                       10,599
1,249,752    USAA S&P 500 Index Fund                                      21,921
1,387,648    USAA Small Cap Stock Fund*                                   16,374
1,741,929    USAA Value Fund                                              21,896
                                                                        --------
             Total Equity Mutual Funds (cost: $162,735)                  199,467
                                                                        --------
             FIXED-INCOME MUTUAL FUNDS (39.0%)
4,157,692    USAA High-Yield Opportunities Fund                           33,636
4,665,971    USAA Income Fund                                             58,371
3,935,288    USAA Intermediate-Term Bond Fund                             39,156
                                                                        --------
             Total Fixed-income Mutual Funds (cost: $118,027)            131,163
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
5,948,161    State Street Institutional Liquid Reserve Fund, 0.13%(a)
                (cost: $5,948)                                             5,948
                                                                        --------

             TOTAL INVESTMENTS (COST: $286,710)                         $336,578
                                                                        ========

($ IN 000s)                                 VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------

EQUITY MUTUAL FUNDS         $     199,467   $        --   $         --  $199,467
FIXED-INCOME MUTUAL FUNDS         131,163            --             --   131,163
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                5,948            --             --     5,948
--------------------------------------------------------------------------------
Total                       $     336,578   $        --   $         --  $336,578
--------------------------------------------------------------------------------

================================================================================

3  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (79.4%)
  699,501    USAA Aggressive Growth Fund                                $ 20,705
1,149,043    USAA Emerging Markets Fund                                   21,935
2,585,729    USAA Growth Fund                                             34,261
2,443,488    USAA Income Stock Fund                                       27,465
2,519,757    USAA International Fund                                      56,720
  393,521    USAA Precious Metals and Minerals Fund                       13,265
1,564,611    USAA S&P 500 Index Fund                                      27,443
1,737,267    USAA Small Cap Stock Fund*                                   20,500
2,180,744    USAA Value Fund                                              27,412
                                                                        --------
             Total Equity Mutual Funds (cost: $206,753)                  249,706
                                                                        --------
             FIXED-INCOME MUTUAL FUNDS (19.0%)
3,887,369    USAA High-Yield Opportunities Fund                           31,449
2,255,748    USAA Income Fund                                             28,219
                                                                        --------
             Total Fixed-income Mutual Funds (cost: $53,157)              59,668
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUNDS (1.6%)
5,118,630    State Street Institutional Liquid Reserve Fund, 0.13%(a)
                (cost: $5,119)                                             5,119
                                                                        --------

             TOTAL INVESTMENTS (COST: $265,029)                         $314,493
                                                                        ========

($ IN 000s)                                 VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------

EQUITY MUTUAL FUNDS        $      249,706   $        --   $         --  $249,706
FIXED-INCOME MUTUAL FUNDS          59,668            --             --    59,668
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                5,119            --             --     5,119

 --------------------------------------------------------------------------------
Total                      $      314,493   $        --   $         --  $314,493
--------------------------------------------------------------------------------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY MUTUAL FUNDS (98.2%)
  342,159    USAA Aggressive Growth Fund                                $ 10,128
  562,013    USAA Emerging Markets Fund                                   10,729
1,264,873    USAA Growth Fund                                             16,759
1,195,309    USAA Income Stock Fund                                       13,435
1,232,374    USAA International Fund                                      27,741
  192,438    USAA Precious Metals and Minerals Fund                        6,487
  765,349    USAA S&P 500 Index Fund                                      13,424
  849,893    USAA Small Cap Stock Fund*                                   10,029
1,066,725    USAA Value Fund                                              13,409
                                                                        --------
             Total Equity Mutual Funds (cost: $101,860)                  122,141
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS (1.8%)
2,269,852    State Street Institutional Liquid Reserve Fund, 0.13%(a)
                (cost: $2,270)                                             2,270
                                                                        --------

             TOTAL INVESTMENTS (COST: $104,130)                         $124,411
                                                                        ========

($ IN 000s)                                 VALUATION HIERARCHY
                            ----------------------------------------------------

                              (LEVEL 1)
                            QUOTED PRICES    (LEVEL 2)
                              IN ACTIVE        OTHER       (LEVEL 3)
                               MARKETS      SIGNIFICANT   SIGNIFICANT
                            FOR IDENTICAL   OBSERVABLE    UNOBSERVABLE
ASSETS                         ASSETS         INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------

EQUITY MUTUAL FUNDS         $     122,141   $        --   $         --  $122,141
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                2,270            --             --     2,270
--------------------------------------------------------------------------------
Total                       $     124,411   $        --   $         --  $124,411
--------------------------------------------------------------------------------

================================================================================

5  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Target
Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund
(Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA
Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050
Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying
USAA equity and fixed income mutual funds (underlying USAA funds) managed by
USAA Investment Management Company (the Manager), an affiliate of the Funds. The
Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the
Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                         NOTES TO PORTFOLIOS OF INVESTMENTS |  6

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Funds' quarterly report.

D. As of March 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2010, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                          Target Income   Target 2020   Target 2030   Target 2040   Target 2050
-----------------------------------------------------------------------------------------------

Unrealized appreciation         $11,278        30,582        49,868       $49,464        20,281
Unrealized depreciation               0             0             0             0             0
-----------------------------------------------------------------------------------------------
Net                             $11,278       $30,582       $49,868       $49,464       $20,281
-----------------------------------------------------------------------------------------------

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%.
A category percentage of 0.0% represents less than 0.1% of net assets. As of
March 31, 2010, net assets were as follows (in thousands):

                          Target Income   Target 2020   Target 2030   Target 2040   Target 2050
-----------------------------------------------------------------------------------------------

Net assets                     $121,998      $232,314      $336,077      $314,636      $124,395

================================================================================

7  | USAA TARGET RETIREMENT FUNDS

================================================================================

F. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended March 31, 2010 (in thousands):

Target Income:

                                                                        Realized
                                 Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund             Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2009     03/31/2010
----------------------------     --------     --------     --------     ---------     ----------     ----------

Aggressive Growth                  $1,061         $208           $-           (1)         $1,935         $2,949
Emerging Markets                      780          710            -          (34)          2,985          3,125
Growth                              1,819          396            -           (3)          3,206          4,879
Income                             13,149          106          311            -          20,195         33,562
Income Stock                        1,300          258           13           (2)          2,681          3,911
Intermediate-Term Bond              7,009        6,692          394           49          24,190         25,408
International                       2,471          335            -           (8)          5,814          8,082
Precious Metals and Minerals        1,023            1            -            -             855          1,891
S&P 500 Index                       2,283          275           16           (1)          1,692          3,909
Short-Term Bond                     6,626        1,161          207            1          19,585         25,205
Small Cap Stock                       785        1,062            -           55           2,899          2,920
Value                               1,508          328            -           (1)          2,451          3,905

Target 2020:

                                                                        Realized
                                 Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund             Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2009     03/31/2010
----------------------------     --------     --------     --------     ---------     ----------     ----------

Aggressive Growth                  $2,761         $410           $-          $(3)         $4,766         $7,529
Emerging Markets                    1,686        1,738            -          (81)          7,860          7,978
Growth                              4,706          811            -           (8)          7,917         12,457
High-Yield Opportunities            4,736          584          408           (4)         18,165         23,164
Income                             12,056           48          456            -          32,735         45,279
Income Stock                        3,256          499           34           (6)          6,747          9,985
Intermediate-Term Bond              7,209        3,182          463           26          29,090         34,190
International                       5,374          577            -          (14)         15,524         20,632
Precious Metals and Minerals        2,327          432            -          (48)          2,945          4,827
S&P 500 Index                       3,061          586           41           (6)          7,021          9,979
Short-Term Bond                     8,292        3,259          284            6          28,720         33,979
Small Cap Stock                     1,708        2,567            -          146           7,553          7,452
Value                               4,034          677            -           (3)          5,913          9,968

================================================================================

                                         NOTES TO PORTFOLIOS OF INVESTMENTS |  8

================================================================================

Target 2030:

                                                                        Realized
                                 Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund             Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2009     03/31/2010
----------------------------     --------     --------     --------     ---------     ----------     ----------

Aggressive Growth                  $6,229         $564           $-         $(12)         $9,980        $16,539
Emerging Markets                    3,767        3,405            -         (175)         16,784         17,523
Growth                              9,088        1,231            -          (29)         18,154         27,366
High-Yield Opportunities            7,448          908          587           (8)         25,890         33,636
Income                             15,839        3,963          600            1          45,759         58,371
Income Stock                        7,481          647           74          (18)         14,062         21,937
Intermediate-Term Bond             10,567        5,445          504           62          32,845         39,156
International                      11,737          217            -           (6)         33,100         45,312
Precious Metals and Minerals        5,582            -            -            -           4,946         10,599
S&P 500 Index                       4,446        1,634           89          (44)         18,125         21,921
Small Cap Stock                     3,835        5,499            -          264          16,411         16,374
Value                               7,428        1,048            -          (15)         14,029         21,896

Target 2040:

                                                                        Realized
                                 Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund             Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2009     03/31/2010
----------------------------     --------     --------     --------     ---------     ----------     ----------

Aggressive Growth                  $9,059         $390           $-         $(56)        $10,916        $20,705
Emerging Markets                    5,071        3,643            -         (210)         20,022         21,935
Growth                              7,287        1,260            -          (45)         26,711         34,261
High-Yield Opportunities            7,768        1,034          542           (9)         23,611         31,449
Income                             10,446        7,942          294           59          25,332         28,219
Income Stock                        6,869          567           93          (22)         19,915         27,465
International                      15,360            -            -            -          40,508         56,720
Precious Metals and Minerals        7,263            -            -            -           5,910         13,265
S&P 500 Index                       9,235          678          111          (27)         17,607         27,443
Small Cap Stock                     5,214        6,866            -          275          20,158         20,500
Value                               8,886          909            -          (38)         17,620         27,412

Target 2050:

                                                                        Realized
                                 Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund             Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2009     03/31/2010
----------------------------     --------     --------     --------     ---------     ----------     ----------

Aggressive Growth                  $4,245         $160           $-         $(25)         $5,513        $10,128
Emerging Markets                    3,016        2,030            -         (121)          9,521         10,729
Growth                              4,472        2,484            -          (74)         14,091         16,759
Income Stock                        3,662        1,265           46          (39)         10,454         13,435
International                       8,490            -            -            -          18,832         27,741
Precious Metals and Minerals        3,681            -            -            -           2,765          6,487
S&P 500 Index                       6,315          326           54          (45)          6,797         13,424
Small Cap Stock                     2,922        3,151            -           93           9,306         10,029
Value                               3,914          465            -          (22)          9,100         13,409

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a)    Rate represents the money market fund annualized seven-day yield at March
       31, 2010.
*      Non-income-producing security.

================================================================================

9  | USAA TARGET RETIREMENT FUNDS

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.